Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Fair value through other comprehensive income	£ 48
Available-for-sale		£ 46	£ 37
Amounts owed by ultimate parent company	3,029	2,983	1,371
Amounts owed by parent company	10,436	10,318	10,191
Fair value through profit or loss	6	7	7
Non-current assets	13,519	13,354	11,606
Current assets
Available-for-sale		2,575	1,437
Amounts owed by ultimate parent company	61	34	28
Amounts owed by parent company	211	168	192
Investment held at amortised cost	3,214
Loans and receivables		447	83
Current assets	£ 3,486	£ 3,224	£ 1,740